ACTIVE ASSETS TAX-FREE TRUST                              Two World Trade Center

LETTER TO THE SHAREHOLDERS December 31, 2000            New York, New York 10048

DEAR SHAREHOLDER:

As of December 31, 2000, Active Assets Tax-Free Trust had net assets of approximately $3.0 billion, up 26 percent from a year earlier. The Fund's annualized net investment income for the six-month period ended December 31, 2000, was 3.71 percent. For the seven-day period ended December 31, 2000, the Fund provided an effective yield of 4.12 percent and a current yield of 4.04 percent, while its 30-day current yield for December was 3.68 percent.

MARKET OVERVIEW

After moving higher during the first half of 2000, tax-free money-market yields leveled out early in the third quarter and then held relatively steady for most of the remainder of the year. As the end of the year approached, a downward bias in interest rates became evident. Signs of a slowing economy prompted expectations for an easing in monetary policy that were confirmed when the Federal Open Market Committee lowered both the federal funds rate and the discount rate on January 3, 2001.

Yields for longer-term fixed-rate instruments provided the clearest measure of interest-rate movements in the municipal money market. The Bond Buyer One Year
Note Index rose from 3.91 percent in early January 2000 to 4.10 percent in mid-April and then to 4.64 percent in mid-May, reflecting a combination of tax-season selling and Fed tightening. One-year note yields settled to moderately lower levels during June and remained within a narrow range of approximately 4.15 to 4.25 percent for most of the third and fourth quarters. In late December, with the stage set for a more accommodative monetary policy, the One Year Note Index dropped to 3.97 percent.

At the short end of the maturity spectrum, yields for daily and weekly variable-rate demand obligations (VRDOs) followed a similar pattern but exhibited brief yet sharp swings during times of pronounced seasonal cash flows. Weekly VRDOs had an average yield of 4.05 percent over the first half of 2000 and a moderately higher average of 4.25 percent over

ACTIVE ASSETS TAX-FREE TRUST
the second half. However, the range of yields was nearly 300 basis points, from a low of 2.95 percent set in January to a high of 5.85 percent in May.

PORTFOLIO COMPOSITION AND STRUCTURE

On December 31, 2000, approximately 65 percent of the Fund's portfolio was invested in VRDOs. Tax-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 28 percent and 7 percent of the portfolio, respectively. The Fund was broadly diversified geographically, with holdings in 41 states. The Fund's holdings are continuously reviewed to maintain or improve creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions that provide enhancement and/or liquidity facilities.

With the market seemingly poised for a period of lower interest rates, we sought to extend average maturity during the final weeks of the year. However, heavy demand coupled with a shortage of longer-term fixed-rate investment alternatives made the task difficult. The Fund's weighted average maturity at the end of December stood at 41 days, compared to 43 days six months earlier.

LOOKING AHEAD

We expect the pace of economic activity during the first six months of 2001 to continue to slow. Further steps by the Fed to reduce short-term interest rates appear highly likely. In such an environment we would anticipate that net yield results for the first half of 2001 will be lower than those for the final six months of 2000. Given prospects for a steeper municipal money-market yield curve, we will look for appropriate opportunities to invest in longer-term fixed-rate instruments. Nonetheless, tight supply conditions may limit our ability to manipulate portfolio maturity.

We appreciate your ongoing support of Active Assets Tax-Free Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
--------------------------                       ---------------------
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (65.1%)
            Alabama
 $10,200    Birmingham Special Care Facilities Financing Authority, Eye
             Foundation Hospital Ser 1998 A.............................  4.70 %   01/08/01    $   10,200,000
            McIntosh Industrial Development Board, CIBA Specialty
             Chemical
  16,400     Ser 1998 D.................................................  5.00     01/02/01        16,400,000
  10,800     Ser 1998 E (AMT)...........................................  5.10     01/02/01        10,800,000
  20,000    University of Alabama, Hospital Ser 2000B (Ambac)...........  4.90     01/08/01        20,000,000

            Arizona
  12,200    Arizona Educational Loan Marketing Corporation, 1991 Ser A
             (AMT)......................................................  4.95     01/08/01        12,200,000
   3,500    Pinal County Industrial Development Authority, Magma Copper
             Co Ser 1984A...............................................  5.10     01/02/01         3,500,000

            Arkansas
  20,000    Crossett, Georgia Pacific Corp Ser 1984.....................  4.70     01/08/01        20,000,000

            Colorado
  15,000    Colorado Student Obligation Bond Authority, Ser 1989A
             (AMT)......................................................  4.90     01/08/01        15,000,000
  15,000    Denver City & County Airport System Refunding Ser 2000 C
             (AMT) (MBIA)...............................................  4.90     01/08/01        15,000,000

            Connecticut
  27,500    Connecticut Health & Educational Facilities Authority, Yale
             University Ser T-2.........................................  4.50     01/08/01        27,500,000
  25,500    Connecticut Special Assessment, Unemployment Compensation
             1993 Ser C (FGIC)..........................................  4.35     07/01/01        25,500,000
  21,190    Connecticut Special Tax Obligation, Second Lien
             Transportation Ser 1990....................................  4.75     01/08/01        21,190,000

            Delaware
            Delaware Economic Development Authority,
  20,000     Ciba Specialty Chemicals Corp 1998 Ser A (AMT).............  5.05     01/02/01        20,000,000
  14,000     Star Enterprise Ser 1997C (AMT)............................  5.08     01/08/01        14,000,000

            District of Columbia
  10,000    District of Columbia, George Washington University, Ser 1999
             C (MBIA)...................................................  5.00     01/08/01        10,000,000

            Florida
  10,800    Collier County Health Facilities Authority, Cleveland Clinic
             Foundation Ser 1999........................................  4.90     01/02/01        10,800,000
  24,900    Dade County, Water & Sewer Ser 1994 (FGIC)..................  4.45     01/08/01        24,900,000
  22,250    Dade County Industrial Development Authority, Dolphins
             Stadium Ser 1985 B & C.....................................  4.55     01/08/01        22,250,000
   3,800    Hillsborough County Industrial Development Authority, Tampa
             Electric Co Ser 1992.......................................  4.95     01/02/01         3,800,000
   4,700    Jacksonville Electric Authority, Electric System Ser C......  5.00     01/02/01         4,700,000
  24,100    Jacksonville Health Facilities Authority, Charity Obligated
             Group Ser 1997 C (MBIA)....................................  4.45     01/08/01        24,100,000
  20,000    Pasco County, School Board Ser 1996 COPs (Ambac)............  4.80     01/08/01        20,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued



PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
            Putnam County Development Authority, Seminole Electric Co-op
             Inc
 $24,000     Ser 1984 D (NRU-CFC Gtd)...................................  4.125%   06/15/01    $   24,000,000
  13,265     Ser 1984 H-3 (NRU-CFC Gtd).................................  4.15     03/15/01        13,265,000
  19,400    Volusia County Health Facilities Authority, Pooled Ser 1985
             (FGIC).....................................................  4.75     01/08/01        19,400,000

            Georgia
  21,000    Albany-Dougherty County Hospital Authority, Phoebe-Putney
             Memorial Hospital Ser 1991 (Ambac).........................  4.85     01/08/01        21,000,000
   9,500    Clayton County, Delta Airlines Project Ser 2000 A...........  4.70     01/08/01         9,500,000
  13,800    Clayton County Hospital Authority, Southern Regional Medical
             Center Ser 1998B...........................................  5.00     01/08/01        13,800,000

            Idaho
  25,700    Idaho Health Facilities Authority, St Luke's Regional
             Medical Center Ser 2000 (FSA)..............................  4.90     01/02/01        25,700,000

            Illinois
  15,000    Chicago, Tender Notes Ser 2000 A............................  4.25     10/25/01        15,000,000
            Illinois Development Finance Authority,
  20,000     Chicago Symphony Ser 1996..................................  4.95     01/08/01        20,000,000
  36,300     Palos Community Hospital Ser 1994..........................  5.00     01/08/01        36,300,000
  24,500    Illinois Health Facilities Authority, Northwestern Memorial
             Hospital Ser 1995..........................................  4.85     01/02/01        24,500,000

            Indiana
   8,500    Indiana Development Finance Authority, Southern Indiana Gas
             & Electric Co 1998 Ser A...................................  4.30     03/01/01         8,500,000
  21,200    Indiana Hospital Equipment Financing Authority, Ser 1985 A
             (MBIA).....................................................  5.00     01/08/01        21,200,000
   9,400    Mount Vernon Pollution Control Financing Authority, General
             Electric Co Ser 1998 (AMT).................................  5.05     01/02/01         9,400,000
  13,500    Petersburg, Indianapolis Power & Light Co Ser 1995B
             (Ambac)....................................................  5.00     01/08/01        13,500,000

            Kentucky
  31,800    Louisville & Jefferson County Regional Airport Authority,
             United Parcel Service Worldwide Forwarding Inc 1999 Ser C
             (AMT)......................................................  5.05     01/02/01        31,800,000

            Louisiana
            Louisiana Public Facilities Authority,
   4,400     Kenner Hotel Ltd Ser 1985..................................  4.95     01/02/01         4,400,000
  10,000     Willis Knighton Medical Center Ser 1997 (Ambac)............  4.75     01/08/01        10,000,000
  13,900    New Orleans Aviation Board, Ser 1993 B (MBIA)...............  4.80     01/08/01        13,900,000

            Maryland
            Maryland Health & Higher Educational Facilities Authority,
   6,400     Johns Hopkins Hospital Ser A...............................  4.85     01/08/01         6,400,000
   9,520     North Arundel Hospital Ser 1997A...........................  4.85     01/08/01         9,520,000
  15,860    Washington Suburban Sanitary District, 1998 Ser BANs........  4.80     01/08/01        15,860,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued



PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
            Massachusetts
            Massachusetts,
 $29,000     Refg 1998 Ser A............................................  4.70 %   01/08/01    $   29,000,000
  25,000     Refg 1998 Ser B............................................  4.70     01/08/01        25,000,000
  11,600    Massachusetts Bay Transportation Authority, Ser 2000........  4.60     01/08/01        11,600,000
            Massachusetts Health & Educational Facilities Authority,
   9,800     Amherst College Ser F......................................  4.30     01/08/01         9,800,000
  20,000     Bentley College Ser K......................................  4.55     01/08/01        20,000,000
  15,905     Williams College Ser E.....................................  4.65     01/08/01        15,905,000
  10,000    Massachusetts Municipal Wholesale Electric Company, Power
             Supply System 1994 Ser C (MBIA)............................  4.70     01/08/01        10,000,000
  25,900    Massachusetts Water Resources Authority, Multi-Modal Sub
             1999 Ser B.................................................  4.50     01/08/01        25,900,000

            Michigan
  11,375    Delta County Economic Development Corporation, Mead-Escanaba
             Paper Co Ser 1985 D........................................  5.00     01/02/01        11,375,000

            Minnesota
  30,985    Minneapolis, Convention Center Ser 1999.....................  4.70     01/08/01        30,985,000
  15,000    Minnesota Housing Finance Agency, Single Family 2000 Ser
             G..........................................................  4.35     08/30/01        15,000,000
   8,540    Minnesota Housing Finance Corporation, Single Family 2000
             Ser K (AMT)................................................  4.35     05/30/01         8,540,000
  20,000    University of Minnesota Regents, Ser 1999A..................  4.90     01/08/01        20,000,000

            Mississippi
   9,155    Jackson County, Chevron USA Inc Ser 1992....................  4.90     01/02/01         9,155,000

            Missouri
            Missouri Health & Educational Facilities Authority,
  29,600     Cox Health System Ser 1997 (MBIA)..........................  4.80     01/02/01        29,600,000
  28,000     Stowers Institute Ser 2000 (MBIA)..........................  4.95     01/08/01        28,000,000
  12,000     Washington University Ser 1996 D...........................  4.80     01/02/01        12,000,000
  30,900     Washington University Ser 2000 B...........................  5.00     01/02/01        30,900,000

            Nevada
            Clark County,
  28,600     Airport Impr Refg 1993 Ser A (MBIA)........................  4.70     01/08/01        28,600,000
   9,000     Airport Sub Lien Ser 1999 B-1 (AMT)........................  4.80     01/08/01         9,000,000

            New Hampshire
  10,000    New Hampshire Higher Educational & Health Facilities
             Authority, St Paul's School Ser 1998.......................  4.90     01/08/01        10,000,000

            New Jersey
  22,800    New Jersey Turnpike Authority, Ser 1991 D (FGIC)............  4.50     01/08/01        22,800,000

            New Mexico
  22,700    Albuquerque, Airport Sub Lien Ser 1995 (Ambac)..............  4.70     01/08/01        22,700,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued



PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
            New York
            New York City,
 $ 4,700     1992 Ser D (FGIC)..........................................  4.65 %   01/08/01    $    4,700,000
   2,800     Fiscal 1996 Ser J Subser J-2...............................  4.85     01/08/01         2,800,000
   2,500    New York State Dormitory Authority, Cornell University Ser
             1990B......................................................  4.90     01/02/01         2,500,000
            New York State Local Government Assistance Corporation,
  18,800     Ser 1994B..................................................  4.35     01/08/01        18,800,000
   9,600     Ser 1995G..................................................  4.55     01/08/01         9,600,000
   1,700    Port Authority of New York & New Jersey, Ser 2..............  4.90     01/02/01         1,700,000

            North Carolina
  17,635    Charlotte, Airport Refg Ser 1993A (MBIA)....................  4.70     01/08/01        17,635,000
  23,500    Charlotte-Mecklenberg Hospital Authority, Health Care System
             Ser C......................................................  4.90     01/08/01        23,500,000
  14,800    Durham, Ser 1993A COPs......................................  4.95     01/08/01        14,800,000
            North Carolina Educational Facilities Finance Agency,
  13,100     The Bowman Gray School of Medicine Ser 1996................  4.95     01/08/01        13,100,000
  23,200     Duke University Ser 1987A & 1991B..........................  4.90     01/08/01        23,200,000
  28,350    North Carolina Medical Care Commission, North Carolina
             Baptist Hospitals Ser 2000.................................  4.90     01/08/01        28,350,000

            North Dakota
  12,000    North Dakota Housing Finance Agency, Housing Finance Program
             2000 Ser B (AMT)...........................................  4.25     03/01/01        12,000,000

            Ohio
   9,800    Cleveland, Airport System Ser 1997 D (AMT)..................  4.80     01/08/01         9,800,000
  11,300    Columbus, Unlimited Tax Ser 1995-1..........................  4.70     01/08/01        11,300,000
  17,980    Cuyahoga County, Cleveland Clinic Foundation Ser 1997D......  5.00     01/02/01        17,980,000

            Oklahoma
  48,205    Oklahoma Water Resources Board, State Loan Program Ser
             1994A,
             Ser 1995 & Ser 1999........................................  4.30     03/01/01        48,205,000

            Pennsylvania
   3,100    Delaware County Industrial Development Authority, United
             Parcel Service of America Inc Ser 1985.....................  4.85     01/02/01         3,100,000
            Pennsylvania Higher Education Assistance Agency,
  25,000     Student Loan 1988 Ser B (Ambac) (AMT)......................  4.75     01/08/01        25,000,000
  16,500     Student Loan 1997 Ser A (AMT)..............................  5.00     01/08/01        16,500,000
   8,000     Student Loan 1999 Ser A (Ambac) (AMT)......................  4.80     01/08/01         8,000,000
  20,000    Pennsylvania Turnpike Commission, Ser Q of 1998.............  5.00     01/02/01        20,000,000
   9,500    Philadelphia Water & Wastewater, Ser 1997B (Ambac)..........  4.70     01/08/01         9,500,000
  24,500    York General Authority, Harrisburg School District Subser
             1996B (Ambac)..............................................  4.80     01/08/01        24,500,000

            Tennessee
  19,430    Clarksville Public Building Authority, Pooled Financing Ser
             1995.......................................................  5.00     01/08/01        19,430,000
   7,900    Memphis Airport, Refg Ser 1995 B (AMT)......................  5.10     01/08/01         7,900,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued



PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------
 $61,840    Montgomery County Public Building Authority, Pool Ser 1997 &
             1999.......................................................  5.00 %   01/08/01    $   61,840,000
  20,500    Volunteer State Student Funding, Ser A-3 (AMT)..............  4.80     01/08/01        20,500,000

            Texas
  28,000    Dallas Area Rapid Transit, North Central Light Rail Ser
             2000.......................................................  4.95     01/08/01        28,000,000
            Harris County Health Facilities Development Corporation,
  13,500     Methodist Hospital Ser 1994................................  5.00     01/02/01        13,500,000
  37,035     St Luke's Episcopal Hospital Ser 1997 A....................  4.95     01/02/01        37,035,000
  12,900     Young Men's Christian Association of the Greater Houston
               Area Ser 1999............................................  5.00     01/02/01        12,900,000
  10,000    Texas Municipal Gas Corporation, Senior Lien Gas Reserve Ser
             1998.......................................................  4.80     01/08/01        10,000,000

            Utah
  34,300    Intermountain Power Agency, 1985 Ser E & Ser F (Ambac)......  4.225    03/15/01        34,300,000
  18,500    Salt Lake City, IHC Health Services Inc Ser 1990 B..........  4.95     01/08/01        18,500,000
  14,375    Utah County Environmental Improvement, USX Corp Ser 1995....  4.25     02/08/01        14,375,000
  20,000    Utah Transit Authority, University Light Rail Ser 2000......  4.65     01/08/01        20,000,000
   4,600    Weber County, IHC Health Services Inc Ser 2000 C............  5.00     01/08/01         4,600,000

            Vermont
  41,200    Vermont Educational & Health Buildings Financing Agency,
             Fletcher Allen HealthCare Ser 2000 B (Ambac)...............  4.70     01/08/01        41,200,000

            Washington
  15,000    Port of Seattle, 1997 Ser A (AMT)...........................  5.15     01/08/01        15,000,000
  20,300    Washington, Ser 1996 A......................................  4.80     01/08/01        20,300,000
   7,100    Washington Health Care Facilities Authority, Virginia Mason
             Medical Center Ser 1997 B (MBIA)...........................  4.95     01/02/01         7,100,000

            Wisconsin
   9,500    Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)................  5.25     01/08/01         9,500,000

            Wyoming
  18,400    Lincoln County, Exxon Corp Ser 1987 A (AMT).................  5.05     01/02/01        18,400,000
  17,805    Uinta County, Chevron USA Ser 1993..........................  4.90     01/02/01        17,805,000

            Puerto Rico
   4,000    Puerto Rico Government Development Bank, Refg Ser 1985
             (MBIA).....................................................  4.15     01/08/01         4,000,000
                                                                                               --------------

            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
            (Cost $1,957,400,000)...........................................................    1,957,400,000
                                                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued



                                                                                               YIELD TO
PRINCIPAL                                                                                      MATURITY
AMOUNT IN                                                               COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                RATE       DATE       PURCHASE        VALUE
------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT COMMERCIAL PAPER (27.8%)
            Colorado
            Platte River Power Authority,
 $10,000     Electric Subordinate Lien S-1............................   4.35 %   02/13/01      4.35  %    $  10,000,000
  15,000     Electric Subordinate Lien S-1............................   4.20     04/11/01      4.20          15,000,000
  19,000    University of Colorado Regents, Ser A.....................   4.25     03/08/01      4.25          19,000,000

            District of Columbia
  20,000    Metropolitan Washington Airport Authority, General Airport
             Subser 2000 A (AMT)......................................   4.15     04/09/01      4.15          20,000,000

            Florida
  12,770    Jacksonville Electric Authority, Ser C....................   4.30     02/07/01      4.30          12,770,000
  13,100    Orlando Capital Improvement 1994 Ser A....................   4.35     02/08/01      4.35          13,100,000
            Orlando Utility Commission, Water & Electric Systems
  18,000     Ser 1999 A...............................................   4.20     01/25/01      4.20          18,000,000
  16,000     Ser 1999 A...............................................   4.30     01/30/01      4.30          16,000,000

            Illinois
            Illinois Educational Facilities Authority,
  25,000     Pooled Financing Ser 1998................................   4.15     03/12/01      4.15          25,000,000
  12,000     SSM Health Care Ser 1998 B (MBIA)........................   4.25     02/27/01      4.25          12,000,000

            Indiana
  15,000    Indiana State Office Building Commission, Hoosier Notes
             Ser A....................................................   4.30     02/07/01      4.30          15,000,000
            Petersburg,
  20,000     Indianapolis Power & Light Co Ser 1991...................   4.35     01/18/01      4.35          20,000,000
  10,000     Indianapolis Power & Light Co Ser 1991...................   4.15     03/13/01      4.15          10,000,000

            Kentucky
  15,000    Kentucky Asset/Liability Commission 1999 1st Ser..........   4.30     02/01/01      4.30          15,000,000

            Louisiana
  11,000    Louisiana, Ser 1991 A.....................................   4.35     02/22/01      4.35          11,000,000
  10,000    Louisiana Public Facilities Authority, Christus Health Ser
             1999 B (Ambac)...........................................   4.45     02/28/01      4.45          10,000,000
            Plaquemines Port Harbor & Terminal District,
  12,100     Electric -- Coal Transfer Co Ser 1985 D..................   4.25     01/24/01      4.25          12,100,000
   2,500     Electric -- Coal Transfer Co Ser 1985 D..................   4.35     01/24/01      4.35           2,500,000

            Maryland
  17,600    Baltimore County, Baltimore Gas & Electric Co Ser 1985....   4.20     02/20/01      4.20          17,600,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued



                                                                                               YIELD TO
PRINCIPAL                                                                                      MATURITY
AMOUNT IN                                                               COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                RATE       DATE       PURCHASE        VALUE
------------------------------------------------------------------------------------------------------------------------
            Massachusetts
            Massachusetts Water Resources Authority,
 $10,100     Ser 1999.................................................   4.30 %   02/09/01      4.30  %    $  10,100,000
  18,500     Ser 1999.................................................   4.35     03/07/01      4.35          18,500,000

            Minnesota
            Rochester,
  23,500     Mayo Foundation/Mayo Medical Center Ser 1988 F...........   4.35     02/22/01      4.35          23,500,000
  15,650     Mayo Foundation/Mayo Medical Center Ser 1992 C...........   4.15     05/22/01      4.15          15,650,000
  14,500     Mayo Foundation/Mayo Medical Center Ser 2000 A...........   4.20     03/07/01      4.20          14,500,000

            Nebraska
            Nebraska Public Power District,
  14,650     Ser A Notes..............................................   4.30     02/07/01      4.30          14,650,000
  14,000     Ser A Notes..............................................   4.35     02/14/01      4.35          14,000,000
  10,000     Ser A Notes..............................................   4.30     03/08/01      4.30          10,000,000

            Nevada
  12,000    Las Vegas Valley Water District Ser 1999 A................   4.15     02/26/01      4.15          12,000,000

            New Hampshire
            New Hampshire State Business Finance Authority,
  24,000     New England Power Co Ser 1993 (AMT)......................   4.20     01/23/01      4.20          24,000,000
  17,000     New England Power Co Ser 1993 A (AMT)....................   4.45     02/22/01      4.45          17,000,000
  10,000     New England Power Co Ser 1993 B..........................   4.20     02/14/01      4.20          10,000,000
  18,600     New England Power Co Ser 1993 B..........................   4.25     02/15/01      4.25          18,600,000
  11,500     New England Power Co Ser 1993 B..........................   4.35     02/27/01      4.35          11,500,000

            New Jersey
  20,000    New Jersey, Ser Fiscal 2001 A TRANs.......................   4.25     02/08/01      4.25          20,000,000

            Ohio
  11,395    Ohio Air Quality Development Authority, Cleveland Electric
             Illuminating Co 1988 Ser B (FGIC)........................   4.30     01/24/01      4.30          11,395,000

            Oklahoma
            Oklahoma City Industrial & Cultural Facilities Trust,
  16,895     SSM Healthcare Ser 1998 B (MBIA).........................   4.40     02/12/01      4.40          16,895,000
  10,000     SSM Healthcare Ser 1998 B (MBIA).........................   4.40     02/14/01      4.40          10,000,000

            Oregon
  19,100    Oregon Health Housing Educational & Cultural Facilities
             Authority, Lewis & Clark College Ser 2000 A..............   4.20     02/06/01      4.20          19,100,000

            South Carolina
            South Carolina Public Service Authority,
  12,000     Santee Cooper Ser 1998...................................   4.40     01/31/01      4.40          12,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued



                                                                                               YIELD TO
PRINCIPAL                                                                                      MATURITY
AMOUNT IN                                                               COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                RATE       DATE       PURCHASE        VALUE
------------------------------------------------------------------------------------------------------------------------
 $ 9,294     Santee Cooper Ser 1998...................................   4.15 %   02/21/01      4.15  %    $   9,294,000
  10,000     Santee Cooper Ser 1998...................................   4.30     02/21/01      4.30          10,000,000

            Texas
            Dallas,
   7,923     Waterworks & Sewer Ser B.................................   4.25     02/14/01      4.25           7,923,000
   5,435     Waterworks & Sewer Ser B.................................   4.375    02/14/01      4.375          5,435,000
   8,000    Dallas Area Rapid Transit, Sales Tax Ser B................   4.50     01/30/01      4.50           8,000,000
  15,635    Harris County, Notes Ser A-1..............................   4.30     02/06/01      4.30          15,635,000
            Houston,
   6,000     1993 Ser A...............................................   4.25     01/18/01      4.25           6,000,000
  14,000     1993 Ser A...............................................   4.15     02/21/01      4.15          14,000,000
  10,000    Houston, Airport Ser 2000 A (AMT).........................   4.40     01/26/01      4.40          10,000,000
  20,000    Lower Colorado River Authority, Ser A.....................   4.20     04/12/01      4.20          20,000,000
            San Antonio, Electric & Gas
  22,800     Ser 1995 A...............................................   4.15     02/27/01      4.15          22,800,000
  20,000     Ser 1995 A...............................................   4.15     03/06/01      4.15          20,000,000
  22,000    Texas Municipal Power Agency, Ser 1991....................   4.375    01/17/01      4.375         22,000,000
            Texas Public Finance Authority,
  10,000     Ser 1993 A...............................................   4.25     02/13/01      4.25          10,000,000
  10,000     Ser 1993 A...............................................   4.35     02/13/01      4.35          10,000,000
            University of Texas,
  25,000     Ser A....................................................   4.25     01/23/01      4.25          25,000,000
  12,000     Ser A....................................................   4.375    02/28/01      4.375         12,000,000

            Utah
   7,300    Intermountain Power Agency, 1985 Ser F 2 (Ambac)..........   4.15     02/08/01      4.15           7,300,000

            Washington
  10,000    King County, Sewer Ser A..................................   4.35     01/18/01      4.35          10,000,000

            Wisconsin
  11,440    Wisconsin Health & Educational Facilities Authority, SSM
             Health Care Ser 1998 B (MBIA)............................   4.25     02/13/01      4.25          11,440,000
                                                                                                             -----------

            TOTAL TAX-EXEMPT COMMERCIAL PAPER
            (Cost $834,287,000).........................................................................     834,287,000
                                                                                                             -----------

            SHORT-TERM MUNICIPAL NOTES & BONDS (6.7%)
            Florida
   9,800    Orlando Capital Improvement, Ser 1992, dtd 10/01/00.......   6.00     10/01/01      4.352         10,107,568

            Georgia
   7,630    Georgia, Ser C, dtd 08/01/00..............................   6.25     08/01/01      4.26           7,716,401

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued



                                                                                               YIELD TO
PRINCIPAL                                                                                      MATURITY
AMOUNT IN                                                               COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                RATE       DATE       PURCHASE        VALUE
------------------------------------------------------------------------------------------------------------------------
            Idaho
 $15,000    Idaho, Ser 2000 TANs, dtd 07/03/00........................   5.375%   06/29/01      4.37  %    $  15,071,597

            Illinois
  12,000    Illinois, FIRST Ser June 2000, dtd 06/01/00...............   5.00     06/01/01      4.39          12,029,507

            Iowa
  20,000    Iowa School Corporations, Warrant Certificates 2000-2001
             Ser A (FSA), dtd 06/22/00................................   5.50     06/22/01      4.49          20,092,067

            Kentucky
  22,000    Kentucky Asset/Liability Commission, 2000 Ser A TRANs, dtd
             07/03/00.................................................   5.25     06/27/01      4.54          22,073,275

            Massachusetts
  17,645    Massachusetts, 2000 Ser B, dtd 06/01/00...................   5.50     06/01/01      4.40          17,723,435

            New York
  12,000    New York State Local Government Assistance Corporation,
             Ser C....................................................   7.00     04/01/01++    4.20          12,319,343

            Pennsylvania
  13,300    Temple University, Ser 2000, dtd 05/11/00.................   5.00     05/10/01      4.25          13,334,273

            Texas
            Texas,
   5,000     Ser 2000 TRANs, dtd 08/31/00.............................   5.25     08/31/01      4.27           5,031,386
  15,000     Ser 2000 TRANs, dtd 08/31/00.............................   5.25     08/31/01      4.28          15,093,255
  15,000     Ser 2000 TRANs, dtd 08/31/00.............................   5.25     08/31/01      4.29          15,092,204
  15,000     Ser 2000 TRANs, dtd 08/31/00.............................   5.25     08/31/01      4.32          15,088,099

            Wyoming
  20,000    Wyoming, Education Fund Ser 2000 B TRANs, dtd 07/05/00....   5.25     06/27/01      4.33          20,086,540
                                                                                                           -------------

            TOTAL SHORT-TERM MUNICIPAL NOTES & BONDS (Cost $200,858,950)................................     200,858,950
                                                                                                           -------------

            TOTAL INVESTMENTS (Cost $2,992,545,950) (a).....................................    99.6%
                                                                                                           2,992,545,950

            OTHER ASSETS IN EXCESS OF LIABILITIES...........................................     0.4
                                                                                                              12,268,781
                                                                                              =======      -------------

            NET ASSETS......................................................................   100.0%
                                                                                                           $3,004,814,731
                                                                                              =======      =============

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued



---------------------

   AMT      Alternative Minimum Tax.
   BANs     Bond Anticipation Notes
   COPs     Certificates of Participation.
 NRU-CFC    National Rural Utilities -- Cooperative Finance Corporation.
   TANs     Tax Anticipation Notes.
  TRANs     Tax and Revenue Anticipation Notes.
    +       Rate shown is the rate in effect at December 31, 2000.
    ++      Prerefunded to call date shown.
    *       Date on which the principal amount can be recovered through demand.
   (a)      Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (cost $2,992,545,950)......................................  $2,992,545,950
Interest receivable.........................................      18,941,109
Prepaid expenses and other assets...........................          90,306
                                                              --------------

    TOTAL ASSETS............................................   3,011,577,365
                                                              --------------

LIABILITIES:
Payable for:
    Investment management fee...............................         872,973
    Plan of distribution fee................................         245,901
    Shares of beneficial interest repurchased...............         135,127
Payable to bank.............................................       5,319,932
Accrued expenses............................................         188,701
                                                              --------------

    TOTAL LIABILITIES.......................................       6,762,634
                                                              --------------

    NET ASSETS..............................................  $3,004,814,731
                                                              ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $3,004,811,054
Accumulated undistributed net investment income.............          13,767
Accumulated net realized loss...............................         (10,090)
                                                              --------------

    NET ASSETS..............................................  $3,004,814,731
                                                              ==============

NET ASSET VALUE PER SHARE,
 3,004,824,751 shares outstanding
 (unlimited shares authorized of $.01 par value)............           $1.00
                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

STATEMENT OF OPERATIONS
For the six months ended December 31, 2000 (unaudited)
NET INVESTMENT INCOME:

INTEREST INCOME............................................. $62,246,807
                                                             -----------
EXPENSES
Investment management fee...................................   5,324,146
Plan of distribution fee....................................   1,484,228
Transfer agent fees and expenses............................     178,243
Registration fees...........................................     147,205
Custodian fees..............................................      60,691
Shareholder reports and notices.............................      41,461
Professional fees...........................................      24,276
Trustees' fees and expenses.................................       8,567
Other.......................................................      14,384
                                                             -----------

    TOTAL EXPENSES..........................................   7,283,201
Less: expense offset........................................     (60,575)
                                                             -----------

    NET EXPENSES............................................   7,222,626
                                                             -----------

    NET INVESTMENT INCOME...................................  55,024,181

    NET REALIZED GAIN.......................................      22,179
                                                             -----------

NET INCREASE................................................ $55,046,360
                                                             ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

STATEMENT IN CHANGES IN NET ASSETS
                                                       FOR THE SIX        FOR THE YEAR
                                                      MONTHS ENDED           ENDED
                                                     DECEMBER 31, 2000   JUNE 30, 2000
---------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................   $   55,024,181     $   79,907,054
Net realized gain (loss)...........................           22,179            (32,269)
                                                      --------------     --------------

    NET INCREASE...................................       55,046,360         79,874,785
Dividends to shareholders from net investment
 income............................................      (55,023,454)       (79,907,189)
Net increase from transactions in shares of
 beneficial interest...............................      344,448,021        370,566,468
                                                      --------------     --------------

    NET INCREASE...................................      344,470,927        370,534,064
NET ASSETS:
Beginning of period................................    2,660,343,804      2,289,809,740
                                                      --------------     --------------

    END OF PERIOD
    (Including undistributed net investment income
    of  $13,767 and $13,040, respectively).........   $3,004,814,731     $2,660,343,804
                                                      ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375%

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited) continued



to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2000, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2000 aggregated $3,059,604,290 and $2,776,299,195, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $1,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 2000, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,970. At December 31, 2000,

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited) continued



the Fund had an accrued pension liability of $53,572 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2000   JUNE 30, 2000
                                                              -----------------   -------------
                                                                 (unaudited)
Shares sold.................................................    5,228,687,037     9,830,192,933
Shares issued in reinvestment of dividends..................       55,023,454        79,907,189
                                                                -------------   ---------------
                                                                5,283,710,491     9,910,100,122
Shares repurchased..........................................   (4,939,262,470)  (9,539,533,654)
                                                                -------------   ---------------
Net increase in shares outstanding..........................      344,448,021       370,566,468
                                                                =============   ===============

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $32,000 during fiscal 2000.

As of June 30, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses.

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

ACTIVE ASSETS TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE SIX                           FOR THE YEAR ENDED JUNE 30
                                           MONTHS ENDED      --------------------------------------------------------------------
                                         DECEMBER 31, 2000     2000           1999           1998           1997           1996
---------------------------------------------------------------------------------------------------------------------------------
                                            (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period...        $ 1.00          $ 1.00         $ 1.00        $ 1.00         $ 1.00         $ 1.00
                                               ------          ------         ------        ------         ------         ------
Net income from investment
 operations............................         0.018           0.031          0.027         0.031          0.030          0.031
Less dividends from net investment
 income................................        (0.018)         (0.031)        (0.027)       (0.031)        (0.030)        (0.031)
                                               ------          ------         ------        ------         ------         ------
Net asset value, end of period.........        $ 1.00          $ 1.00         $ 1.00        $ 1.00         $ 1.00         $ 1.00
                                               ======          ======         ======        ======         ======         ======
TOTAL RETURN...........................          1.87% (1)       3.15%          2.73%         3.11%          3.05%          3.12%
RATIOS TO AVERAGE NET ASSETS:
Expenses...............................          0.49% (2)       0.50%          0.52%         0.54%          0.55%          0.55%
Net investment income..................          3.71% (2)       3.11%          2.68%         3.05%          2.98%          3.08%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions..............................        $3,005          $2,660         $2,290        $1,869         $1,634         $1,542

---------------------
(1) Not annualized.
(2) Annualized.

                          SEE NOTES TO FINANCIAL STATEMENTS

                                                                          [LOGO]

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

ACTIVE ASSETS
TAX-FREE TRUST


Semiannual Report
December 31, 2000